Shareholders’ Equity - Share options (Details) - Stock options	12 Months Ended
	Dec. 31, 2018 EUR (€) Y	Dec. 31, 2017 EUR (€) Y	Dec. 31, 2016 EUR (€) Y
Shareholders’ Equity
Compensation expenses	€ 3,224,000	€ 4,024,000	€ 2,454,000
Compensation expenses recorded in general and administrative costs	2,167,000	2,059,000	1,480,000
Compensation expenses recorded in research and development costs	€ 1,057,000	€ 1,965,000	€ 974,000
Vesting period	4 years
Vesting period percentage	25.00%
Term options	10 years
Risk-free interest rate	2.223%	1.913%	1.467%
Expected volatility	80.90%	88.70%	86.30%
Expected life in years | Y	5	5	5